Employee Benefits and Payroll Accruals	12 Months Ended
Dec. 31, 2025
Employee Benefits and Payroll Accruals [Abstract]
EMPLOYEE BENEFITS AND PAYROLL ACCRUALS

NOTE 6 – EMPLOYEE BENEFITS AND PAYROLL ACCRUALS

A.	Composition:

	December 31,
	2025	2024
Short-term employee benefits:
Benefits for vacation and recreation pay	142	142
Liability for payroll, bonuses and wages	264	264
	406	406

B.	Post-employment benefits

All Company employees elected to be included under Section 14 of the Israeli Severance Pay Law. The Company’s monthly deposits at a rate of 8.33% of salary release it from future severance obligations. Related assets and liabilities are not presented in the balance sheet. The Company did not make contributions to pension funds in 2025 or 2024.

C.	Short-term employee benefits

Employees are entitled to paid vacation days in accordance with the Yearly Vacation Law-1951. Accrued but unused vacation days are payable upon termination.